Label	Element	Value
PACE Large Co Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Large Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus"), and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 32 of the Multi-Class Prospectus and page 31 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph of that section with the following:

Institutional Capital LLC ("ICAP"), Pzena Investment Management, LLC ("Pzena") and Robeco Investment Management, Inc. ("Robeco") currently serve as the fund's investment advisors.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 32 of the Multi-Class Prospectus and page 31 of the Class P Prospectus is revised by deleting the third paragraph of that section in its entirety and inserting the following in its place:

Robeco invests primarily in a diversified portfolio of common stocks of issuers identified as having attractive value characteristics with strong fundamentals. In selecting stocks, Robeco begins with a quantitative analysis that ranks the investment universe based on valuation, momentum and other fundamental factors. Then, Robeco applies fundamental analysis to those securities, considering factors such as price-to-book value and price-to-earnings ratios; high return on invested capital; and positive business momentum, as evidenced by improving trends, rising earnings and/or a catalyst for an improved business outlook. This process results in recommendations and price targets for the selected securities. Robeco constructs the portfolio based on these recommendations and applies certain risk controls, such as diversification among industries and sectors. Robeco establishes a sell discipline for each security in the portfolio based on its target price, and may also sell a security if business fundamentals weaken or if an expected catalyst fails to materialize. Robeco seeks to outperform the fund's benchmark in falling markets and to keep pace with the benchmark in rising markets, while protecting capital.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" on page 33 of each of the Multi-Class Prospectus and Class P Prospectus is revised by deleting the sixth and seventh sentences of the first paragraph in its entirety and inserting the following in its place:

ICAP assumed day-to-day management of a portion of the fund's assets on July 1, 2000. Pzena assumed day-to-day management of another portion of the fund's assets on May 27, 2008. Robeco assumed day-to-day management of a separate portion of the fund's assets on May 29, 2013.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE Large Co Value Equity Investments